Shareholders' equity	6 Months Ended
Jun. 30, 2020
Shareholders' equity
Shareholders' equity

Note 15 – Shareholders’ equity

(a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (190,588,491 common shares issued and outstanding as at June 30, 2020) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital in the six months ended June 30, 2020 and year ended December 31, 2019 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2019	186,692,481	$5,158.3
At-the-market equity offering	1,433,400	136.0
Acquisition of Salares Norte	366,499	27.0
Exercise of stock options	283,863	17.3
Vesting of restricted share units	46,375	3.3
Dividend reinvestment plan (Note 15(c))	558,770	48.8
Balance at December 31, 2019	189,381,388	$5,390.7
At-the-market equity offering (Note 15(b))	909,900	112.3
Exercise of stock options	124,404	7.9
Dividend reinvestment plan (Note 15(c))	172,799	21.0
Balance at June 30, 2020	190,588,491	$5,531.9
(b)	At-the-Market Equity Program

On May 11, 2020, the Company established an at-the-market equity program (the “ATM Program”) permitting the Company to issue up to an aggregate of $300 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise trade. The volume and timing of distributions under the ATM Program is determined at the Company’s sole discretion, subject to applicable regulatory limitations and blackout periods. The ATM Program will be effective until May 28, 2022 unless terminated prior to such date by the Company. The Company’s previous at-the-market equity program established July 19, 2019 that allowed the Corporation to issue up to $200 million worth of common shares was terminated on April 28, 2020.

During the three months ended June 30, 2020, the Company issued 474,900 common shares under the ATM Program at an average price per common share of $143.58. The gross proceeds to the Company from these issuances were $68.2 million, and the net proceeds were $66.8 million after deducting agent commission costs of $0.7 million and other share issuance costs of $0.7 million.

During the six months ended June 30, 2020, the Company issued 909,900 common shares under the ATM Program as defined and the previous at-the-market equity program at an average price per common share of $125.54. The gross proceeds to the Company from these issuances were $114.2 million, and the net proceeds were $112.3 million after deducting agent commission costs of $1.1 million and other share issuance costs of $0.8 million.

(c)	Dividends

The Company declared dividends of $0.26 and $0.51 per common share respectively in the three and six months ended June 30, 2020 (Q1/2019 and H1/2019 - $0.25 and $0.49 per common share respectively).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Cash dividends	$39.8	$35.1	$76.0	$70.0
DRIP dividends	10.1	12.3	21.0	22.3
	$49.9	$47.4	$97.0	$92.3